FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of Brookfield Infrastructure consists of debt, offset by cash and cash equivalents, and partnership capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2024	2023
Corporate borrowings	$4,542	$4,911
Non-recourse borrowings	46,552	40,904
Subsidiary and corporate borrowings	51,094	45,815
Preferred shares	20	20
Cash and cash equivalents(1)	(2,357)	(2,488)
Consolidated net debt	48,757	43,347
Total partnership capital	29,853	34,016
Total capital and consolidated net debt	$78,610	$77,363
Consolidated net debt to capitalization ratio	62%	56%

(1)Includes current marketable securities.

Disclosure of liquidity management
Brookfield Infrastructure’s corporate liquidity as at December 31 was as follows:

US$ MILLIONS(1)	2024	2023
Corporate cash and financial assets	$276	$812
Availability under committed credit facilities(2)	3,225	3,175
Commercial paper	(850)	(989)
Draws on credit facility	(300)	(222)
Commitments under credit facility	(10)	(8)
Corporate liquidity	$2,341	$2,768

(1)Liquidity managed by Brookfield Infrastructure L.P. and affiliated corporate entities.
(2)Includes a $2.2 billion (2023: $2.2 billion) committed corporate credit facility and a $1 billion (2023: $1 billion) credit facility with Brookfield. Refer to Note 20, Borrowings, for further details.

Disclosure of maturity analysis for financial liabilities
The following tables detail the contractual maturities for Brookfield Infrastructure’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which Brookfield Infrastructure can be required to pay. The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2024
US$ MILLIONS
Accounts payable and other liabilities	$4,071	$49	$15	$208	$4,343
Corporate borrowings	850	—	1,587	2,134	4,571
Non-recourse borrowings	3,016	4,652	15,487	24,226	47,381
Financial liabilities	248	331	210	1,991	2,780
Lease liabilities	637	652	1,662	2,876	5,827

Interest Expense:
Corporate borrowings(1)	223	223	572	2,098	3,116
Non-recourse borrowings	2,847	2,670	6,104	4,741	16,362

(1)Interest expense on Corporate borrowings include undiscounted interest obligations on $300 million, $250 million and $158 million of subordinated notes maturing March 15, 2055, May 24, 2081, and May 31, 2084 , with coupon rates of 6.8%, 5.0% and 7.3%, respectively.

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2023
US$ MILLIONS
Accounts payable and other liabilities	$4,076	$55	$7	$212	$4,350
Corporate borrowings	1,517	—	1,090	2,325	4,932
Non-recourse borrowings	4,668	2,802	18,301	16,172	41,943
Financial liabilities	344	99	269	2,163	2,875
Lease liabilities	499	468	1,202	2,340	4,509

Interest Expense:
Corporate borrowings(1)	181	179	408	1,286	2,054
Non-recourse borrowings	2,265	2,136	4,509	3,698	12,608
(1)Interest expense on Corporate borrowings include undiscounted interest obligations on$250 million of subordinated notes maturing May 24, 2081, with coupon rates of 5.0%

Disclosure of sensitivity analysis for interest rate and foreign exchange risk
The sensitivity analyses below reflect Brookfield Infrastructure’s exposure to interest rates for both derivative and non-derivative instruments at the reporting date, assuming that a 50 basis point increase or decrease in rates takes place at the beginning of the financial year and is held constant throughout the reporting period. The sensitivity analyses assume a 50 basis point change to reflect the current methodology employed by Brookfield Infrastructure in assessing interest rate risk. Such parallel shift in the yield curve by 50 basis points would have had the following impact, assuming all other variables were held constant:

	2024
US$ MILLIONS	50 bp decrease	50 bp increase
Net income (loss) to the partnership(1)	$16	$(16)
Other comprehensive income (loss) to the partnership(1)	2	(2)

(1)Includes net income and other comprehensive income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.
The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations.

	Impact on Net Income to the Partnership(1)
	2024		2023		2022
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$6	$(6)	$6	$(6)	$7	$(7)
USD/EUR	4	(4)	1	(1)	(1)	1
USD/GBP	6	(6)	8	(8)	8	(8)
USD/COP	1	(1)	1	(1)	1	(1)
USD/BRL	21	(21)	20	(20)	17	(17)
USD/CAD	1	(1)	4	(4)	21	(21)
USD/INR	(3)	3	1	(1)	—	—

(1)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.

	Impact on Partnership Capital
	2024		2023
US$ MILLIONS	-10%	10%	-10%	10%
USD/AUD	$28	$(28)	$66	$(66)
USD/GBP	103	(103)	108	(108)
USD/BRL	69	(69)	134	(134)
USD/PEN	12	(12)	12	(12)

Disclosure of foreign currency exposure
The tables below set out Brookfield Infrastructure’s currency exposure at December 31, 2024 and 2023:

2024
US$ MILLIONS	USD	AUD	GBP	BRL	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$4,027	$543	$900	$919	$1,013	$767	$292	$—	$1,074	$72	$9,607
Non-current assets	32,926	3,254	11,951	5,202	20,259	7,644	1,175	130	11,778	664	94,983
	$36,953	$3,797	$12,851	$6,121	$21,272	$8,411	$1,467	$130	$12,852	$736	$104,590
Liabilities:
Current liabilities	$4,308	$454	$1,182	$776	$1,681	$711	$445	$—	$1,280	$66	$10,903
Non-current liabilities	24,079	1,594	6,844	4,487	12,751	3,037	451	—	10,460	131	63,834
	28,387	2,048	8,026	5,263	14,432	3,748	896	—	11,740	197	74,737
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(486)	303	576	242	328	630	18	31	155	129	1,926
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares	(341)	213	405	170	231	443	13	22	109	90	1,355
Non-controlling interest—Exchangeable units(1)	(17)	10	19	8	11	20	1	1	5	4	62
Non-controlling interest—Other(2)	10,600	478	2,412	(157)	5,466	2,023	495	(1)	463	—	21,779
Net investment attributable to limited partners and general partner	$(1,190)	$745	$1,413	$595	$804	$1,547	$44	$77	$380	$316	$4,731

2023
US$ MILLIONS	USD	AUD	GBP	BRL	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$3,446	$193	$962	$766	$923	$683	$255	$130	$515	$106	$7,979
Non-current assets	30,178	3,833	11,491	5,231	22,235	7,036	1,288	1,295	9,617	601	92,805
	$33,624	$4,026	$12,453	$5,997	$23,158	$7,719	$1,543	$1,425	$10,132	$707	$100,784
Liabilities:
Current liabilities	$5,124	$306	$1,066	$568	$2,026	$604	$182	$13	$1,710	$106	$11,705
Non-current liabilities	19,995	1,637	6,253	3,422	12,795	3,114	709	652	6,258	228	55,063
	25,119	1,943	7,319	3,990	14,821	3,718	891	665	7,968	334	66,768
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(731)	375	644	319	727	466	22	31	248	89	2,190
Non-controlling interest—BIPC exchangeable shares	(513)	262	451	223	509	326	16	22	174	63	1,533
Non-controlling interest—Exchangeable units(1)	(23)	12	21	10	24	15	1	1	8	3	72
Non-controlling interest—Other(2)	11,552	518	2,447	676	5,303	2,057	559	631	1,129	—	24,872
Net investment attributable to limited partners and general partner	$(1,780)	$916	$1,571	$779	$1,774	$1,137	$54	$75	$605	$218	$5,349

(1)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
(2)Includes non-controlling interest attributable others in operating subsidies, preferred unitholders and perpetual subordinated notes.
The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations.

	Impact on Net Income to the Partnership(1)
	2024		2023		2022
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$6	$(6)	$6	$(6)	$7	$(7)
USD/EUR	4	(4)	1	(1)	(1)	1
USD/GBP	6	(6)	8	(8)	8	(8)
USD/COP	1	(1)	1	(1)	1	(1)
USD/BRL	21	(21)	20	(20)	17	(17)
USD/CAD	1	(1)	4	(4)	21	(21)
USD/INR	(3)	3	1	(1)	—	—

(1)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.

	Impact on Partnership Capital
	2024		2023
US$ MILLIONS	-10%	10%	-10%	10%
USD/AUD	$28	$(28)	$66	$(66)
USD/GBP	103	(103)	108	(108)
USD/BRL	69	(69)	134	(134)
USD/PEN	12	(12)	12	(12)